Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Estimated Useful Life
Office and other equipment	3 - 5 years
Furniture & fixtures	7 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful life of the assets

Schedule of Net Sales Disaggregated by Products	The net sales disaggregated by products for the years ended June 30, 2022 and 2023 were as follows:
	Years ended June 30,
Net sales by products branded	2022	2023
Tobacco vaping products	$68,116,810	$75,562,711
Cannabis vaping products	19,978,608	40,042,825
Total	$88,095,418	$115,605,536

Schedule of Translations of Amounts from HKD into USD Exchange Rates	Translations of amounts from HKD into USD were made at the following exchange rates for the respective dates and periods:
	At June 30,
	2022	2023
Consolidated balance sheets:
HKD to $1.00	7.8478	7.8373

Consolidated statements of operations and comprehensive loss:
HKD to $1.00	7.8045	7.8367

Schedule of Major Customers	For the years ended June 30, 2022 and 2023, the Company’s major customers, who accounted for more than 10% of the Company’s consolidated revenue, were as follow:
	Year Ended June 30,
	2022	2023
Major Customers
A	39%	32%

Schedule of Major Suppliers	For the years ended June 30, 2022 and 2023, the Company’s suppliers, who accounted for more than 10% of the Company’s total purchases, were as follows:
	Year Ended June 30,
	2022	2023
Major Suppliers
B(1)	99%	92%
(1)	Major supplier B is Shenzhen Yi Jia, a Chinese company that is 95% owned by the Company’s chief executive officer and principal stockholder. See Note 13.